Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets

Net book value	Goodwill	VOBA	Future servicing rights	Software	Other	Total
At January 1, 2016	299	1,472	57	61	12	1,901

At December 31, 2016	294	1,399	64	50	12	1,820
At December 31, 2017	293	1,153	99	51	36	1,633
Cost
At January 1, 2017	503	7,576	327	362	109	8,876
Additions	-	6	-	29	2	37
Acquisitions through business combinations	56	-	47	9	29	140
Capitalized subsequent expenditure	-	-	-	3	-	3
Disposals	(55)	(175)	-	(98)	-	(328)
Net exchange differences	(42)	(841)	(15)	(9)	(11)	(919)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	462	6,565	359	294	128	7,808
Accumulated amortization, depreciation and impairment losses
At January 1, 2017	209	6,177	263	311	97	7,056
Amortization through income statement	-	63	7	28	6	104
Shadow accounting adjustments	-	26	-	-	-	26
Disposals	(28)	(165)	-	(95)	-	(288)
Impairment losses	-	-	-	8	-	8
Net exchange differences	(11)	(689)	(9)	(8)	(11)	(728)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	169	5,412	260	243	92	6,176

Cost
At January 1, 2016	507	7,462	314	381	105	8,769
Additions	-	2	-	16	3	21
Acquisitions through business combinations	(8)	-	12	-	-	4
Capitalized subsequent expenditure	-	-	-	3	-	3
Disposals	-	-	-	(3)	-	(3)
Net exchange differences	4	112	1	(35)	1	83
At December 31, 2016	503	7,576	327	362	109	8,876
Accumulated amortization, depreciation and impairment losses
At January 1, 2016	208	5,990	257	320	93	6,868
Amortization through income statement	-	178	6	25	2	211
Shadow accounting adjustments	-	(89)	-	-	-	(89)
Disposals	-	-	-	(3)	-	(3)
Net exchange differences	-	98	(1)	(30)	2	69
At December 31, 2016	209	6,177	263	311	97	7,056

Summary of Geographically Cash-generating Units to Goodwill

A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2017	2016
Americas	174	198
Central & Eastern Europe	34	36
Asset Management	31	36
United Kingdom	54	-
The Netherlands	-	25
At December 31	293	294

Summary of Movement in VOBA

The movement in VOBA over 2017 can be summarized and compared to 2016 as follows:

	2017	2016
At January 1	1,399	1,472
Additions	6	2
Disposals	(11)	-
Amortization / depreciation through income statement	(63)	(178)
Shadow accounting adjustments	(26)	89
Net exchange differences	(153)	14
At December 31	1,153	1,399

Summary of Geographically Lines of Business to Voba

A geographical summary of the lines of business to which the VOBA is allocated is as follows:

VOBA	Americas	The Netherlands	United Kingdom	Asia	Total
2017
Life	883	-	-	1	884
Individual savings and retirement products	144	-	-	-	144
Pensions	7	17	98	-	122
Run-off businesses	4	-	-	-	4
Total VOBA	1,038	17	98	1	1,153

2016
Life	1,028	-	-	10	1,038
Individual savings and retirement products	181	-	-	-	181
Pensions	10	22	118	-	149
Distribution	-	8	-	-	8
Run-off businesses	23	-	-	-	23
Total VOBA	1,242	30	118	10	1,399